Trade and Other Payables	12 Months Ended
Mar. 31, 2020
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Trade and Other Payables
24.	Trade and Other Payables
Components of trade and other payables as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Notes payable	6,001	4,932
Accounts payable-trade	405,798	398,741
Accounts payable-other	70,797	57,208

Total	482,596	460,881